Net Defined Benefit Liability (Asset) - Summary Of Current Service Cost, Net Interest Income, Loss (Gain) On The Curtailment Or Settlement And Remeasurements (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of postemployment benefits expense recognized in net income and total comprehensive income [Abstract]
Current service cost		₩ 178,416	₩ 174,509	₩ 163,369
Cost recognized in net income		177,303	174,628	165,125
Net interest income (expense)		(1,113)	119	1,756
Remeasurements	[1]	(89,751)	(13,492)	48,641
Cost recognized in total comprehensive income		87,552	161,136	213,766
Retirement benefit service costs defined contribution plans		₩ 4,494	₩ 3,827	₩ 3,297

[1]	Amount before tax